Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for loan and lease losses	$ 1,085	$ 997
Compensation related issues	273	274
Deferred loan fees	6	100
Nonaccrual interest	45	45
Net operating loss carryforward	467	501
Other	40	42
Gross deferred tax assets	1,916	1,959
Deferred tax liabilities:
FHLB stock dividend	226	226
Mortgage servicing rights		1
Depreciation	82	36
Prepaid expenses	48	51
Deferred tax liabilities	356	314
Net deferred tax asset	$ 1,560	$ 1,645